Income and Social Contribution Taxes	12 Months Ended
Dec. 31, 2022
Disclosure of income and social contribution taxes [abstract]
Income and Social Contribution Taxes
10 Income and social contribution taxes

a. Deferred income (IRPJ) and social contribution taxes (CSLL)

The Company and its subsidiaries recognize deferred tax assets and liabilities, which are not subject to the statute of limitations, mainly resulting from provision for differences between cash and accrual basis, tax loss carryforwards, negative tax bases and provisions for tax, civil, and labor risks. Deferred tax assets are sustained by the continued profitability of their operations. Deferred IRPJ and CSLL are recognized under the following main categories:

	12/31/2022	12/31/2021
Assets - deferred income and social contribution taxes on:
Provision for losses with assets	47,436	57,924
Provision for tax, civil and labor risks	225,585	188,236
Provision for post-employment benefits	74,644	73,335
Provision for differences between cash and accrual basis (i)	63,330	24,754
Goodwill	3,561	4,825
Business combination – tax basis vs. accounting basis of goodwill	17,575	18,699
Provision for asset retirement obligation	15,737	16,991
Provision for suppliers	132,657	39,364
Provision for profit sharing and bonus	69,588	44,876
Leases payable	60,484	41,463
Change in fair value of subscription warrants	9,224	10,957
Provision for deferred revenue	8,121	15,643
Other temporary differences	43,715	2,769
Tax losses and negative basis for social contribution carryforwards (10.d)	283,238	148,345
Total	1,054,895	688,181
Offset liability balance	(156,660)	(116,426)
Net balances of deferred tax assets	898,235	571,755
Liabilities - deferred income and social contribution taxes on:
Revaluation of property, plant and equipment	387	408
Leases payable	171	138
Provision for differences between cash and accrual basis (i)	9,389	19,664
Goodwill	27,691	28,676
Business combination - fair value of assets	61,521	66,079
Other temporary differences	57,800	1,743
Total	156,959	116,708
Offset asset balance	(156,660)	(116,426)
Net balance of deferred tax liabilities	299	282

(i) Refers, mainly, to the income tax on the exchange variation of the hedge derivative instruments.

Changes in the net balance of deferred IRPJ and CSLL are as follows:

Balance as of December 31, 2019	646,163
Deferred IRPJ and CSLL recognized in income for the year	234,244
Deferred IRPJ and CSLL of subsidiaries classified as discontinued operations	(146,305)
Deferred IRPJ and CSLL recognized in other comprehensive income	210,034
Others	17,843
Balance as of December 31, 2020	961,979
Deferred IRPJ and CSLL recognized in income for the year	242,246
Deferred IRPJ and CSLL of subsidiaries classified as discontinued operations	110,821
Deferred IRPJ and CSLL recognized in other comprehensive income	(11,366)
Reclassification to assets held for sale	(728,986)
Others	(3,221)
Balance as of December 31, 2021	571,473
Deferred IRPJ and CSLL recognized in income for the year	296,459
Deferred IRPJ and CSLL recognized in income for the year from discontinued operation	31,138
Deferred IRPJ and CSLL recognized in other comprehensive income	(1,134)
Balance as of December 31, 2022	897,936

In order to evaluate the realization of deferred tax assets, the taxable profit projections from business plans of each segment of the Company which indicates trends and perspectives, demand effects, competition and other economic factors, and that represent the management’s best estimate about the economic conditions existing during the period of realization of the deferred tax asset were taken into account.

The main key assumptions used to calculate the realization of deferred tax assets are: growth in Gross Domestic Product (“GDP”), exchange rate, basic interest rate (SELIC) and DI, inflation rate, commodity price index, among others. The consolidated balance of the Company of R$ 1,054,895 were supported by the technical study on taxable profit projections for the realization of deferred tax assets.

b. Reconciliation of income and social contribution taxes in the statement of income

IRPJ and CSLL are reconciled to the statutory tax rates as follows:

	2022	2021	2020
Income before taxes	1,879,725	1,006,648	951,581
Statutory tax rates - %	34	34	34
Income and social contribution taxes at the statutory tax rates	(639,107)	(342,260)	(323,538)

Adjustment to the statutory income and social contribution taxes:
Nondeductible expenses (i)	(11,006)	(45,569)	(33,420)
Nontaxable revenues (ii)	23,149	138,631	2,757
Adjustment to estimated income (iii)	10,136	3,901	8,850
Unrecorded deferred income and social contribution tax carryforwards (iv)	(4,602)	(5,285)	(3,166)
Share of profit (loss) of subsidiaries, joint ventures and associates	4,142	(5,995)	(14,972)
Interest on capital	153,004	-	-
Other adjustments	29,326	21,414	12,911
Income and social contribution taxes before tax incentives	(434,958)	(235,163)	(350,578)
Tax incentives – SUDENE (10.c)	93,444	47,129	46,061
Income and social contribution taxes in the statement of income	(341,514)	(188,034)	(304,517)
Current	(637,973)	(430,280)	(538,761)
Deferred	296,459	242,246	234,244
Effective IRPJ and CSLL rates - %	18,2	18.7	32.0

(i)	Consist of certain expenses that cannot be deducted for tax purposes under applicable tax legislation, such as expenses with fines, donations, gifts, losses of assets, negative results of foreign subsidiaries and certain provisions.
(ii)	Consist of certain gains and income that are not taxable under applicable tax legislation, such as the reimbursement of taxes and the reversal of certain provisions, as well as recovery of tax credits and amounts related to non-taxation of the income and social contribution taxes on the monetary adjustment (SELIC) in the repetition of undue tax lawsuits.
(iii)	Brazilian tax law allows for an alternative method of taxation for companies that generated gross revenues of up to R$ 78 million in their previous fiscal year. Certain subsidiaries of the Company adopted this alternative form of taxation, whereby income and social contribution losses are calculated on a basis equal to 32% of the operating revenues, as opposed to being calculated based on the effective taxable income of these subsidiaries. The adjustment to estimated income represents the difference between the taxation under this alternative method and the income and social contribution taxes that would have been paid based on the effective statutory rate applied to the taxable income of these subsidiaries.

(iv)	See Note 10.d.

c. Tax incentives – SUDENE

The following subsidiaries have the benefit of income tax reduction for belonging to the sectors of the economy considered priority for the subsidized areas, under the terms of the development program of the region operated by the Superintendence for the Development of the Northeast (“SUDENE”), in compliance with the current law:

Subsidiary	Units	Incentive - %	Expiration
Bahiana Distribuidora de Gás Ltda.	Mataripe base	75	2024
	Caucaia base	75	2025
	Juazeiro base	75	2026
	Aracaju base	75	2027
	Suape base	75	2027
Ultracargo Logística S.A.	Aratu Terminal(1)	75	2022
	Suape Terminal	75	2030
	Itaqui Terminal	75	2030

(1)     In December 2022, an application for renewal of Aratu Terminal concession term for an additional 10 years was filed with SUDENE.

d. Tax losses and negative basis for social contribution carryforwards

As of December 31, 2022, the Company and certain subsidiaries had tax loss carryforwards related to income tax (IRPJ) and social contribution, whose annual compensations are limited to 30% of taxable income in a given tax year, which do not expire.

The balances comprising deferred taxes related to income tax loss carryforwards and negative basis of social contribution are as follows:

	12/31/2022	12/31/2021
Oil Trading	93,627	53,839
Ultrapar (i)	65,505	43,441
Abastece aí	66,347	41,065
Ipiranga	28,894	-
Ultracargo Vila do Conde	22,313	9,861
Others	6,552	139
	283,238	148,345

(i) Include the amount of R$ 33,663 of deferred taxes recognized on the tax loss of subsidiary Ultrapar International as of December 31, 2022 (R$ 8,510 as of December 31, 2021).

The balances which are not constituted of deferred taxes related to income tax loss carryforwards and negative basis of social contribution are as follows:

	12/31/2022	12/31/2021
Integra Frotas	12,394	11,769
Millennium	6,154	3,174
Others	997	-
	19,545	14,943

e. Non-levy of IRPJ/CSLL on the update by Selic of tax undue payments received from the Federal Government

The Company and its subsidiaries have lawsuits claiming the non-levy of IRPJ and CSLL on monetary variation (SELIC) on tax credits. On September 27, 2021, the Federal Supreme Court judged that the levy of IRPJ and CSLL on amounts related to monetary variation (SELIC) received by taxpayers in the repetition of undue tax payments is unconstitutional. The balance of such credits as of December 31, 2022 amounts to R$ 128,420 (R$ 106,667 as of December 31, 2021).